Shareholder Report, Line Graph (Details) 193830_Innovator U.S. Equity Power Buffer ETF - February_TF_TSR Annual {TF} - USD ($)							12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Jan. 31, 2020	Oct. 31, 2025
Innovator U.S. Equity Power Buffer ETF™ - February
Account Value [Line Items]
Line Graph and Table Measure Name							Innovator U.S. Equity Power Buffer ETF - February NAV
Accumulated Value	$ 14,727	$ 12,243	$ 11,354	$ 11,829	$ 10,206	$ 10,000	$ 16,330
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500 TR
Accumulated Value	19,071	13,818	12,546	14,692	10,281	10,000	$ 23,163
S&P 500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500
Accumulated Value	$ 17,688	$ 13,002	$ 12,004	$ 14,278	$ 10,138	$ 10,000	$ 21,207